Accounting policies (Policies)	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Accounting Policies [Abstract]
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of bank balances, guaranteed investment certificates, and highly liquid short-term investments with a maturity date of 90 days or less which are convertible to known amounts of cash at any time by the Company without penalties.

Inventory
Inventory
Inventories are measured at the lower of cost and net realizable value. The cost of inventories is calculated on a weighted average cost basis and includes expenditures incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition.
Work-in-progress and finished goods that arise from the extraction process under NuLeaf include raw materials and manufacturing overheads. Manufacturing overheads such as labour and other manufacturing expenditures are allocated based on the normal operating capacity.
Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and costs necessary to make the sale. The Company reviews inventory for obsolete, redundant, and slow-moving inventory items and any such items are written down to net realizable value. Any write-downs of inventory to net realizable value are recorded in the consolidated statement of loss and other comprehensive loss of the related year.
Property and equipment
Property and equipment
Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. During the construction of leasehold improvements, items are classified as assets under construction. When the asset is available for use, it is transferred from assets under construction to the appropriate category of property and equipment, and depreciation on the item commences.
Depreciation is provided using the following methods at rates intended to depreciate the costs of the assets over their estimated useful lives:

Asset	Method	Useful life
Production Equipment	Straight-line	7 years
Office equipment and computers	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Term of lease
Vehicles	Straight-line	5 years
Buildings	Straight-line	15 years
When a property and equipment asset includes significant components with different useful lives, each significant component is depreciated separately.
The estimated useful lives and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of loss and other comprehensive loss of the related year.
Assets under construction are not ready for use and are not depreciated.
Repairs and maintenance costs that do not improve or extend productive life are recognized in the consolidated statement of loss and other comprehensive loss in the year in which the costs are incurred.

Intangible assets
Intangible assets
Intangible assets acquired separately are initially recognized at cost, intangibles assets acquired through a business combination are initially recorded at fair value. Following initial recognition, intangible assets with a finite useful life are recorded at cost less accumulated amortization and accumulated impairment losses, if any. Intangible assets with an indefinite useful life are recorded at cost less accumulated impairment losses, if any. The cost of intangible assets acquired in an asset acquisition is initially measured using an allocation of the purchase consideration using a relative fair value approach.
The useful lives of intangible assets are assessed as either finite or indefinite. Amortization of finite life intangible assets is provided, when the intangible asset is available for use, on a straight-line basis over their estimated useful lives.

Intangible asset	Method	Useful life
Software	Straight-line	5 years
Licenses	Straight-line	Remaining term of the lease
Brand names	-	Indefinite life
The estimated useful lives and amortization methods are reviewed at each year-end, and any changes in estimates are accounted for prospectively. Intangible assets not yet available for use are not subject to amortization.
Intangible assets classified by the Company as having indefinite useful lives are comprised of brands from the e-commerce subsidiaries. The Company plans to use the brands for these different e-commerce entities indefinitely, as there is no foreseeable limit to the period over which the brands are expected to generate cash inflows for the Company. Furthermore, the Company will incur future expenditures to maintain these brands in order to maintain the standard of performance for each brand.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects to measure the non-controlling interests in the acquiree at proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in transaction costs.
The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date.

Asset acquisitions
Asset acquisitions
Acquisitions that do not meet the definition of a business combination are accounted for as an asset acquisition. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Goodwill
Goodwill
Goodwill arises on business combinations and is tested for impairment annually or more frequently if events or circumstances indicate that the carrying amount may not be recoverable. Goodwill is initially recognized as the excess of the purchase price over the fair value of the net assets acquired in a business combination. Subsequently, goodwill is measured at cost less accumulated impairment losses. During the year the Company completed its annual impairment tests as of August 1, 2024, which were previously tested as at August 1, 2023.

Impairment of non-financial assets
Impairment of non-financial assets
At each reporting date, the Company reviews the carrying amounts of its property and equipment, right-of-use assets, and intangible assets with a finite useful life to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated in order to determine the extent of the impairment loss, if any.
Goodwill and intangible assets with indefinite useful lives are tested annually and when circumstances indicate that the carrying amount may be impaired.
For impairment testing assets, excluding goodwill, are grouped together into the smallest group of assets, cash generating units (“CGUs”), that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.
Testing goodwill for impairment is determined by assessing the recoverable amount for each group of CGUs to which the goodwill relates.
An impairment loss is recognized for the amount by which the CGU or group of CGUs carrying amount exceeds its recoverable amount. The recoverable amount of the CGU or group of CGUs is the greater of its value in use and its fair value less costs of disposal
(“FVLCD”). Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU or group of CGUs. The FVLCD is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset.
An impairment loss for property and equipment, intangible assets, and leases with a finite useful life is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Revenue recognition
Revenue recognition
Revenue recognition is based on a 5-step approach, under IFRS 15, which includes identifying the contract with the customer, identifying the performance obligations, determining the individual transaction price, allocating the transaction price to the performance obligations in the contract and recognizing revenue when the relevant performance obligations are satisfied. Revenue is recognized when the entity satisfies the performance obligation upon delivery and acceptance by the customer. Revenue in the consolidated financial statements is disaggregated into cannabis and CBD, consumption accessories, data analytics services, membership revenue and other revenue.
Recognition
The nature, timing of recognition of satisfied performance obligations, and payment terms for the Company’s goods and services are described below:
For performance obligations related to merchandise sales, the Company typically transfers control, completes the performance obligation, and recognizes revenue at the point in time when delivery of the items to the customer occurs. Upon delivery the customer can obtain substantially all of the benefits from the items purchased.
For performance obligations related to data analytics contracts, the Company typically satisfies its performance obligations at a point in time, or over time as services are rendered, depending on the obligation and the specifics of the contract.
Identification of performance obligations
Where contracts contain multiple promises for goods or services, management exercises judgement in determining whether goods or services constitute distinct goods or services or a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer. The determination of a performance obligation affects whether the transaction price is recognized at a point in time or over time. Management considers both the mechanics of the contract and the economic and operating environment of the contract in determining whether the goods or services in a contract are distinct.
Transaction price
In determining the transaction price and estimates of variable consideration, management considers the history of the customer in estimating the goods and services to be provided to the customer as well as other variability in the contract.
Allocation of transaction price to performance obligations
The Company’s contracts generally outline a specific amount to be invoiced to a customer associated with each performance obligation in the contract. The Company allocates the transaction price to the individual performance obligations based on their standalone selling price, which is primarily estimated based on the amounts that would be charged to customers under similar market conditions.
Satisfaction of performance obligations
The satisfaction of performance obligations requires management to make judgments as to when control of the underlying good or service transfers to the customer. Determining when a performance obligation is satisfied affects the timing of revenue recognition.
Management considers both customer acceptance of the good or service, and the impact of laws and regulations such as standardshipping practices, in determining when this transfer occurs.
Merchandise sales
Revenue consists of sales to customers through the Company’s network of retail stores, e-commerce platforms and through the wholesale distribution arm. Merchandise sales through retail stores are recognized at the time of delivery to the customer, which is generally at the point of sale. Merchandise sales through the Company’s e-commerce platforms and wholesale distribution arm are recognized upon date of receipt by the customer. Where the Company arranges the shipping of goods, revenue is recognized on the date of delivery of goods to the customer’s location (FOB destination).
Data Analytics revenue
The Company earns revenue by providing data analytics services. The performance obligation is fulfilled when the data and services agreed upon are delivered to the customer. Data analytics revenue is recognized in consolidated statement of loss and other comprehensive loss when earned.
Sales returns
The Company does allow returns. Defective products or products that get damaged upon shipping by the Company are considered for exchanges or refunds. In such cases revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.
Consignment and principal versus agent considerations
IFRS 15 focuses on recognizing revenue as an entity transfers control of a good or service to a customer which could affect how an entity evaluates its position in a transaction as either a principal or an agent. The standard provides that an entity is principal in a transaction if it controls the specified goods or services before they are transferred to the customer.
Drop shipment and principal versus agent considerations
In the merchandise sales transactions completed by some of the e-commerce platforms, the Company utilizes its drop shipment technology to complete the transaction. Drop-shipment allows customers to make a purchase through the Company’s e-commerce website which is fulfilled by a third-party supplier. The Company is the principal in the transaction, as the price setting, risks of shipment of the merchandise and provision of refunds are the responsibility of the Company.
Membership revenue
The Company accounts for membership fee revenue, net of refunds, on a deferred basis, ratably over the one-year membership period. The membership fee revenue is recognized when control of the promised goods or services is transferred to the member, which typically occurs over the membership period. The membership period is defined as the period over which the member is entitled to receive the benefits and services associated with their membership.
Taxes
Taxes
Tax expenses are comprised of current and deferred tax. Tax is recognized in the consolidated statement of loss and other comprehensive loss except to the extent that it relates to items recognized in other comprehensive income (loss) or equity on the statement of financial position.
Current tax
Current tax is calculated using tax rates which are enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to taxation authorities.
Deferred tax
Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined using tax rates which are enacted or substantively enacted at the end of the reporting period and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.
Deferred tax liabilities are generally recognized for all taxable temporary differences, except for temporary differences that arise from goodwill, which is not deductible for tax purposes. Deferred tax liabilities are also recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled, and it is probable that the difference will not reverse in the foreseeable future.
Deferred tax assets are recognized to the extent it is probable that taxable profits will be available against which the deductible balances can be utilized. All deferred tax assets are analyzed at each reporting period and reduced to the extent that it is no longer probable that the asset will be recovered. Deferred tax assets and liabilities are not recognized with respect to temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination.

Share-based payments
Share-based payments
The fair value of stock options and restricted share units (“RSU”), here-after referred to collectively as “options”, issued to directors, employees and consultants under the Company’s “Ominibus plan” are estimated at the date of issue using the Black-Scholes option pricing model, and charged to consolidated statement of loss and other comprehensive loss and contributed surplus over their relevant vesting period. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value.
On the exercise of options, the cash consideration received and the fair value of the option previously credited to contributed surplus are credited to share capital.
The fair value of options issued to advisors in conjunction with financing transactions is estimated at the date of issue using the fair value of the goods and services received first, if determinable, then by the Black-Scholes option pricing model, and charged to share capital and contributed surplus over the vesting period. On the exercise of advisor options, the cash consideration received and the fair value of the option previously credited to contributed surplus are credited to share capital.
Where options are cancelled, it is treated as if the options had vested on the date of cancellation and any expense not yet recognized for the award is recognized immediately. However, if a new option is substituted for the cancelled option and is designated as a replacement option on the date that it is granted, the cancelled and the new options are treated as if they were a modification of the original option.
Option pricing models require the input of assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s share purchase options. Forfeitures are estimated for each reporting period and adjusted as required to reflect actual forfeitures that have occurred in the period.

Loss per share
Loss per share
Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of common shares outstanding during the year.
A diluted loss per share is calculated by dividing the losses of the Company by the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares. The weighted average number of common shares outstanding is increased by the total number of additional common shares that would have been issued by the Company assuming exercise of all convertible equity instruments with exercise prices below the average market price for the year.

Segment reporting
Segment reporting
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The operating results of all operating segments for which discrete financial information is available are reviewed regularly by the Chief Operating Decision Maker (“CODM”), the Company’s executive management, to make decisions about resources to be allocated to the segments and assess their performance. Segment results that are important to executive management generally include items directly attributable to a segment.
Leases
Leases
At the lease possession date, the Company recognizes a lease liability reflecting its obligation for future lease payments and a right of use asset representing its right to use the underlying asset.
Right of use assets are presented in the consolidated statement of financial position and are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right of use assets are amortized on a straight-line basis over the lease term. The Company also assesses the right of use asset for impairment when such indicators exist.
Lease liabilities are presented in the consolidated statement of financial position and are measured at the present value of future lease payments discounted at the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments and variable lease payments that are based on an index or rate. Accretion expense is recognized on lease liabilities using the effective interest method.
Leases that are subleased to a third party are presented on the statement of financial position as a net investment lease. Upon entering into a sublease agreement, the Company immediately de-recognizes the related right of use asset and recognizes a net investment lease. Net investment leases are measured at cost, which includes the present value of the lease at the time of inception of the sublease. Any differences between the right of use asset and the net investment lease are recognized in the statement of consolidated loss and other comprehensive loss. Lease income related to the sublease is recognized in the consolidated statement of loss and comprehensive loss.
The Company has elected to account for short-term leases and leases of low value assets using the practical expedients. Instead of recognizing a right-of-use-asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Financial Instruments
Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
All financial instruments are required to be measured at fair value on initial recognition, and subsequently, measured at FVTPL or amortized cost. In the case of financial assets and financial liabilities not measured at FVTPL, transaction costs, that are directly attributable to the acquisition or issuance of the financial asset or financial liability are offset against the respective financial asset or financial liability. All other transaction costs are expensed in profit or loss.
Classification and Measurement
The following table summarizes the classification of the Company’s financial instruments under IFRS 9 Financial Instruments (“IFRS 9”)

Financial Instrument	IFRS 9 Classification and measurement
Cash and cash equivalents	Amortized cost
Marketable securities	FVTPL
Trade and other receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost
Convertible debentures	Amortized cost
Put option liability	FVTPL
Interest bearing loans and borrowings	Amortized cost
Secured Debentures	Amortized cost
Financial assets
Based on the Company’s assessment of its business model and for the purposes of subsequent measurement, financial assets are classified into two categories:
•The Company’s cash and cash equivalents and trade and other receivables are subsequently measured at amortized cost. These are assets that are held within a business model where the objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
•The Company’s marketable securities are subsequently measured at fair value through consolidated statement of loss and comprehensive loss. These are assets that are held within a business model where the objective is to hold assets to generate capital appreciation on the investments. The eventual cash flows will comprise of cost and gain or loss on the market value of the investment.
The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial assets are derecognized when the rights to receive cash flows from the financial asset have expired or when the Company has transferred its rights to receive cash flows from the financial asset.
Financial liabilities
The classification of financial liabilities is determined by the Company at initial recognition. The classification categories are as follows:
•The Company’s accounts payables and accrued liabilities are measured at amortized cost.
•The Company’s convertible debenture and notes payable are subsequently measured at amortized cost using the effective interest method. Interest and accretion expense is recognized in the consolidated statement of loss and comprehensive loss.
•Put Options represent a non-derivative financial liability, which is remeasured each reporting period with changes in put option value recorded within ‘gain (loss) on revaluation of put option’ on the consolidated statements of loss.
•The Company's secured debentures are measured at amortized cost using effective interest. Interest and accretion expense is recognized in the consolidated statement of loss and comprehensive loss.
A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of loss and comprehensive loss. Financial liabilities are not reclassified.
Impairment of Financial Assets
At each reporting date, the Company assesses whether a financial asset or group of financial assets is impaired under the expected credit loss (“ECL”) model. For financial assets measured at amortized cost, the ECL model requires entities to account for expected credit losses on financial assets at the date of initial recognition, and to account for changes in expected credit losses at each reporting date to reflect changes in credit risk.
The loss allowance for a financial asset is measured at an amount equal to the lifetime expected credit loss if its credit risk has increased significantly since initial recognition, or if the financial asset is a purchased or originated credit-impaired financial asset. If the credit risk on a financial asset has not increased significantly since initial recognition, its loss allowance is measured at an amount equal to the 12-month expected credit loss.
The Company measures its trade receivables using the simplified approach. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix based on its historical credit loss experience adjusted for forward-looking information including household consumption and consumer price indices, as well as real gross domestic product. The Company also contemplates the grouping of receivables into various customer segments that have similar loss patterns (e.g. by geography).
The Company uses the general approach to measure the expected credit loss for certain loans receivable and lease receivables. ECLs are measured based all possible default events over the expected life of a financial instrument (“lifetime ELCs”).

Current accounting policy changes
B. Current accounting policy changes
Disclosure of material accounting policies
Amendments to IAS 1 issued in January 2020 and October 2022 require entities to disclose material accounting policies, effective January 1, 2023. The Company reviewed its accounting policies in the consolidated financial statements dated October 31, 2023, and determined which policies are "material accounting policies" under the revised standards. The material accounting policies are disclosed in Note 3 of these financial statements.
For October 31, 2024, the Company has disclosed the material accounting policies in Note 3 of these consolidated financial statements.
Classification of Liabilities as Current or Non-current - Amendments to IAS 1
Amendments to IAS 1 issued in January 2020 and October 2022, effective January 1, 2024, clarify the classification of liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement;
•That a right to defer must exist at the end of the reporting period;
•That classification is unaffected by the likelihood that an entity will exercise its deferral right; and
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
The Board clarified that an entity’s right to defer settlement of a liability, subject to future covenants, is considered valid even if the entity does not comply with those covenants at the reporting period's end. The amendments also specify that the right must exist at the end of the reporting period, regardless of when the lender tests compliance.
Management expectations
IAS 1.75A has been added to clarify that the ‘classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period’. That is, management’s intention to settle in the short run does not impact the classification. This applies even if the settlement has occurred when the financial statements are authorized for issuance.
Meaning of the term ‘settlement’
The Board added two new paragraphs (paragraphs 76A and 76B) to IAS 1 to clarify what is meant by ‘settlement’ of a liability. The Board concluded that it was important to link the settlement of the liability with the outflow of resources of the entity.
Settlement by way of an entity’s own equity instruments is considered settlement for the purpose of classification of liabilities as current or non-current, with one exception.
In cases where a conversion option is classified as a liability or part of a liability, the transfer of equity instruments would constitute settlement of the liability for the purpose of classifying it as current or non-current. Only if the conversion option itself is classified as an equity instrument would settlement by way of own equity instruments be disregarded when determining whether the liability is current or non-current.
While the amendment will impact the Company, the Company has elected not to be an early adopter. The Company is in the process of assessing the impact of these changes.